Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Contract assets
Schedule of detailed information about contract assets

	Thousands of Euros
	31/12/2023	31/12/2023
Contract assets (gross)	47,839	35,467
Allowances for expected credit losses	(88)	(313)
Contract assets (net)	47,751	35,154